Significant Accounting Policies (Details 2) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Revenues	$ 902	$ 136	$ 3,531	$ 704	$ 789	$ 165	$ 162
Operating expenses	4,457
Operating loss	(3,555)	(3,673)	(2,911)	(4,913)	(7,185)	(8,683)	(6,477)
Financial income, net	(590)	(158)	231	(193)	(12)	(319)	27
Loss	$ (2,965)	$ (3,515)	$ (3,142)	$ (4,720)	$ (6,433)	$ (8,393)	$ (6,509)
Basic and diluted net loss per share	$ (0.08)	$ (0.1)	$ (0.08)	$ (0.14)	$ 0.19	$ 0.3	$ 0.27
Adjustments [Member]
Statement Line Items [Line Items]
Revenues	$ (82)
Operating expenses
Operating loss	(82)
Financial income, net	223
Loss	$ 141
Basic and diluted net loss per share
IAS 18 (excluding impact of IFRS 15) [Member]
Statement Line Items [Line Items]
Revenues	$ 820
Operating expenses	4,457
Operating loss	(3,637)
Financial income, net	813
Loss	$ (2,824)
Basic and diluted net loss per share	$ 0.08